FORM 13F


                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                              FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:  June 30, 2011

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.


              Institutional Investment Manager Filing this Report:

              Name:   Tyndall Capital Partners, L.P.
                      -----------------------------------

              Address:  599 Lexington Avenue, Suite 4100
                        -----------------------------------
                        New York, New York  10022
                        ----------------------------

                        FORM 13F FILE NUMBER:  28- 10427
                        ---------------------------------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Halis
           -----------------

Title:     Manager
           -----------------

Phone:     212-446-2460
           -----------------


Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis           New York, NY               August 15, 2011
----------------------       ----------------           -------------------


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
                                              ----


Form 13F Information Table Entry Total:       38
---------------------------------------       --


Form 13F Information Table Value Total:       $332,549     (thousands)
---------------------------------------       ------------------------


List of Other Included Managers:     None
--------------------------------     ----

                         Tyndall Capital Partners, L.P.
                           Form 13F Information Table
                                 June 30, 2011



                               Title of                Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                   Class      Cusip     (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD     NONE
ANADARKO PETE CORP             COM           032511107   29,551     384,978  SH          SOLE              384,978
ASSISTED LIVING CONCPT EV N    CL A NEW      04544X300    3,708     220,988  SH          SOLE              220,988
ASSOCIATED BANC CORP           COM           045487105      395      28,408  SH          SOLE               28,408
BIOGEN IDEC INC                COM           09062X103    8,673      81,117  SH          SOLE               81,117
CARDINAL HEALTH INC            COM           14149Y108      681      15,000  SH          SOLE               15,000
CELESTICA INC                  SUB VTG SHS   15101Q108      415      47,424  SH          SOLE               47,424
CHARTER FINL CORP WEST PT GA   COM           16122M100    4,145     418,643  SH          SOLE              418,643
COMTECH TELECOMMUNICATIONS C   COM NEW       205826209    6,309     225,000  SH          SOLE              225,000
EAGLE BANCORP MONT INC         COM           26942G100    1,652     154,508  SH          SOLE              154,508
ERIE INDTY CO                  CL A          29530P102   39,972     565,215  SH          SOLE              565,215
FIFTH THIRD BANCORP            COM           316773100      559      43,852  SH          SOLE               43,852
FIRST CTZNS BANCSHARES INC N   CL A          31946M103    1,203       6,423  SH          SOLE                6,423
FIRST FINANCIAL NORTHWEST IN   COM           32022K102    4,490     883,925  SH          SOLE              883,925
FURIEX PHARMACEUTICALS INC     COM           36106P101   12,140     682,387  SH          SOLE              682,387
GENERAL ELECTRIC CO            COM           369604103    1,858      98,520  SH          SOLE               98,520
GREIF INC                      CL B          397624206   18,301     303,746  SH          SOLE              303,746
GRIFOLS S A                    SPONSORED
                               ADR           398438309    2,922     389,100  SH          SOLE              389,100
HSN INC                        COM           404303109      247       7,495  SH          SOLE                7,495
HUNTINGTON INGALLS INDS INC    COM           446413106   27,600     800,000  SH          SOLE              800,000
JPMORGAN CHASE & CO            COM           46625H100    1,228      30,000  SH          SOLE               30,000
LIVE NATION ENTERTAINMENT IN   COM           538034109      127      11,050  SH          SOLE               11,050
MBIA INC                       COM           55262C100      391      45,000  SH          SOLE               45,000
MI DEVS INC                    CL A SUB VTG  55304X104   30,921   1,016,123  SH          SOLE            1,016,123
MYREXIS INC                    COM           62856H107      905     252,775  SH          SOLE              252,775





NORDION INC                    COM           65563C105    9,601     876,765  SH          SOLE              876,765
OCEAN SHORE HLDG CO NEW        COM           67501R103    1,646     136,295  SH          SOLE              136,295
ONEIDA FINL CORP MD            COM           682479100    2,953     351,528  SH          SOLE              351,528
PATHFINDER BANCORP INC         COM           70320A103      278      32,000  SH          SOLE               32,000
RIVER VY BANCORP               COM           768475105      746      44,732  SH          SOLE               44,732
SANMINA SCI CORP               COM NEW       800907206      576      55,797  SH          SOLE               55,797
SANOFI                         RIGHT
                               12/31/2020    80105N113   13,255   5,500,000  SH          SOLE            5,500,000
SCRIPPS E W CO OHIO            CL A NEW      811054402   11,148   1,152,801  SH          SOLE            1,152,801
SYMANTEC CORP                  COM           871503108      376      19,065  SH          SOLE               19,065
TELEPHONE & DATA SYS INC       SPL COM       879433860    7,271     270,000  SH          SOLE              270,000
UNITED CMNTY BANCORP           COM           90984H103    1,309     209,435  SH          SOLE              209,435
VODAFONE GROUP PLC NEW         SPONS
                               ADR NEW       92857W209   52,306   1,957,544  SH          SOLE            1,957,544
WASHINGTON POST CO             CL B          939640108   32,142      76,721  SH          SOLE               76,721
WAYNE SVGS BANCSHARES INC NE   COM           94624Q101      549      64,720  SH          SOLE               64,720






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